Note 11 - Derivative Financial Instruments - Fair Value Losses and Cash Flows on Derivative Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Cash flows arising from investing activites	$ (743)	$ (768)	$ (238)
Cash flows arising from financing activities			(3,698)
Derivative assets [member]
Statement Line Items [Line Items]
Fair value losses on derivative financial instruments	831	1,119	1,198
Put option 1 [member]
Statement Line Items [Line Items]
Fair value losses on derivative financial instruments	831	1,097	38
Cash flows arising from investing activites	(743)	(946)	(478)
Gold loan agreement [member]
Statement Line Items [Line Items]
Fair value losses on derivative financial instruments	0	0	(228)
Cash flows arising from financing activities			(3,698)
Purchase option [member]
Statement Line Items [Line Items]
Fair value losses on derivative financial instruments	0	22	0
Cash flows arising from investing activites	0	178	0
Call options acquisitions [member]
Statement Line Items [Line Items]
Cash flows arising from investing activites	0	0	(176)
Call option 1 [member]
Statement Line Items [Line Items]
Fair value losses on derivative financial instruments	0	0	(240)
Cash flows arising from investing activites	0	0	416
Cap and collar options and call options [member]
Statement Line Items [Line Items]
Fair value losses on derivative financial instruments	0	0	832
Call options transaction costs [member]
Statement Line Items [Line Items]
Fair value losses on derivative financial instruments	0	0	796
Gold ETF [member]
Statement Line Items [Line Items]
Fair value losses on derivative financial instruments	$ 0	$ 0	$ 0